Summary of Significant Accounting Policies (Details) - Schedule of noncontrolling interests	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Ownership Interests [Line Items]
Total noncontrolling interests	¥ 97,898,474	$ 14,056,582	¥ 75,400,758
VIDA [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	(65,276,176)	(9,372,566)	(31,675,783)
ICinit [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	4,293,087	616,415
VIYI [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	159,054,091	22,837,505	107,249,069
Noncontrolling interests subscriptions receivable [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	¥ (172,528)	$ (24,772)	¥ (172,528)